Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Common Stock	Additional paid-in capital	Accumulated deficit	Subscription advanced from a shareholder	Surplus Reserve	Accumulated other comprehensive income (loss)	Non-controlling interests	Total
Balance at Dec. 31, 2018	$ 5,024	$ 28,765,346	$ (25,457,090)			$ (511,057)		$ 2,802,223
Balance (in Shares) at Dec. 31, 2018	5,023,906
Issuance of common stocks in connection with private placements	$ 1,685	588,065						589,750
Issuance of common stocks in connection with private placements (in Shares)	1,685,000
Capital contribution from shareholders of a variable interest entity		1,417,736						1,417,736
Issuance of common stocks to service providers	$ 502	883,706						884,208
Issuance of common stocks to service providers (in Shares)	502,391
Issuance of common stocks pursuant to registered direct offering, net of transaction cost	$ 3,120	4,650,320						4,653,440
Issuance of common stocks pursuant to registered direct offering, net of transaction cost (in Shares)	3,120,000
Issuance of common stocks in connection with acquisition of an equity investee	$ 1,254	2,217,997						2,219,251
Issuance of common stocks in connection with acquisition of an equity investee (in Shares)	1,253,814
Net Income (loss)			(6,933,950)				(8,572)	(6,942,522)
Foreign currency translation adjustments						176,776		176,776
Balance at Dec. 31, 2019	$ 11,585	38,523,170	(32,391,040)			(334,281)	(8,572)	5,800,862
Balance (in Shares) at Dec. 31, 2019	11,585,111
Issuance of common stocks in connection with private placements	$ 17,000	15,083,000		(13,500,000)				1,600,000
Issuance of common stocks in connection with private placements (in Shares)	17,000,000
Issuance of common stocks in connection with exercise of convertible notes	$ 20,000	29,980,000						30,000,000
Issuance of common stocks in connection with exercise of convertible notes (in Shares)	20,000,000
Beneficial conversion feature relating to issuance of convertible notes		3,400,000						3,400,000
Relative fair value of warrants relating to issuance of convertible notes		3,060,000						3,060,000
Issuance of common stocks in connection with exercise of warrants	$ 20,000	35,980,000						36,000,000
Issuance of common stocks in connection with exercise of warrants (in Shares)	20,000,000
Collection of subscription fee				13,500,000				13,500,000
Net Income (loss)			(5,809,897)				(7,073)	(5,816,970)
Foreign currency translation adjustments						(87,972)		(87,972)
Balance at Jun. 30, 2020	$ 68,585	126,026,170	(38,200,937)			(422,253)	(15,645)	87,455,920
Balance (in Shares) at Jun. 30, 2020	68,585,111
Balance at Dec. 31, 2019	$ 11,585	38,523,170	(32,391,040)			(334,281)	(8,572)	5,800,862
Balance (in Shares) at Dec. 31, 2019	11,585,111
Issuance of common stocks in connection with private placements	$ 19,000	20,081,000						20,100,000
Issuance of common stocks in connection with private placements (in Shares)	19,000,000
Issuance of common stocks in connection with registered direct offering	$ 8,000	19,992,000						20,000,000
Issuance of common stocks in connection with registered direct offering (in Shares)	8,000,000
Issuance of common stocks in connection with exercise of convertible notes	$ 20,000	29,980,000						30,000,000
Issuance of common stocks in connection with exercise of convertible notes (in Shares)	20,000,000
Beneficial conversion feature relating to issuance of convertible notes		3,400,000						3,400,000
Relative fair value of warrants relating to issuance of convertible notes		3,060,000						3,060,000
Share based compensation		37,898						37,898
Disposal of subsidiaries						(35,672)	8,572	(27,100)
Appropriation of statutory reserve			(913,292)		913,292
Issuance of common stocks in connection with exercise of warrants	$ 20,546	36,333,185						36,353,731
Issuance of common stocks in connection with exercise of warrants (in Shares)	20,546,096
Net Income (loss)			(5,951,613)					(5,951,613)
Foreign currency translation adjustments						7,255,448		7,255,448
Balance at Dec. 31, 2020	$ 79,131	151,407,253	(39,255,945)		913,292	6,885,495		120,029,226
Balance (in Shares) at Dec. 31, 2020	79,131,207
Balance at Mar. 31, 2020	$ 28,585	53,606,170	(32,741,256)	(13,500,000)		(336,583)	(12,841)	7,044,075
Balance (in Shares) at Mar. 31, 2020	28,585,111
Issuance of common stocks in connection with exercise of convertible notes	$ 20,000	29,980,000						30,000,000
Issuance of common stocks in connection with exercise of convertible notes (in Shares)	20,000,000
Beneficial conversion feature relating to issuance of convertible notes		3,400,000						3,400,000
Relative fair value of warrants relating to issuance of convertible notes		3,060,000						3,060,000
Issuance of common stocks in connection with exercise of warrants	$ 20,000	35,980,000						36,000,000
Issuance of common stocks in connection with exercise of warrants (in Shares)	20,000,000
Collection of subscription fee				13,500,000				13,500,000
Net Income (loss)			(5,459,681)				(2,804)	(5,462,485)
Foreign currency translation adjustments						(85,669)		(85,669)
Balance at Jun. 30, 2020	$ 68,585	126,026,170	(38,200,937)			(422,253)	(15,645)	87,455,920
Balance (in Shares) at Jun. 30, 2020	68,585,111
Balance at Dec. 31, 2020	$ 79,131	151,407,253	(39,255,945)		913,292	6,885,495		120,029,226
Balance (in Shares) at Dec. 31, 2020	79,131,207
Issuance of common stocks in connection with private placements	$ 15,000	24,435,000						24,450,000
Issuance of common stocks in connection with private placements (in Shares)	15,000,000
Issuance of common stocks pursuant to registered direct offering, net of transaction cost	$ 1,354	2,191,634						2,192,988
Issuance of common stocks pursuant to registered direct offering, net of transaction cost (in Shares)	1,353,468
Issuance of common stocks pursuant to exercise of warrants	$ 1,559	1,445,767	(1,439,826)					7,500
Issuance of common stocks pursuant to exercise of warrants (in Shares)	1,558,891
Share-based payment for service		1,695,042						1,695,042
Net Income (loss)			(1,180,420)					(1,180,420)
Foreign currency translation adjustments						2,062,570		2,062,570
Balance at Jun. 30, 2021	$ 97,044	181,174,696	(41,876,191)		913,292	8,948,065		149,256,906
Balance (in Shares) at Jun. 30, 2021	97,043,566
Balance at Mar. 31, 2021	$ 96,294	181,167,946	(42,234,047)		913,292	6,241,917		146,185,402
Balance (in Shares) at Mar. 31, 2021	96,293,566
Issuance of common stocks in connection with exercise of warrants	$ 750	6,750						7,500
Issuance of common stocks in connection with exercise of warrants (in Shares)	750,000
Net Income (loss)			357,856					357,856
Foreign currency translation adjustments						2,706,148		2,706,148
Balance at Jun. 30, 2021	$ 97,044	$ 181,174,696	$ (41,876,191)		$ 913,292	$ 8,948,065		$ 149,256,906
Balance (in Shares) at Jun. 30, 2021	97,043,566